Property, Equipment and Software, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 511,556	$ 475,177
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(342,104)	(279,320)
Property, equipment and software, net		169,452	195,857
Capital Leased Assets, Gross		104,300	86,700
Depreciation, Depletion and Amortization		116,961	111,072	$ 91,707
Capitalized Computer Software, Amortization		55,000	50,000	42,100
Capital Leases, Income Statement, Amortization Expense		29,800	24,200	7,200
Internally-Developed Software, Net Carrying Amount		70,500	69,600
Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		4,862	4,760
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		14,417	15,057
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		44,235	42,332
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,606	2,924
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		35,165	39,341
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[1]	197,310	182,334
Internally-developed software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	[2]	212,961	188,429
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization		85,068	85,595	77,916
Sales Revenue, Services, Net [Member] | Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization		21,277	16,299	8,995
Direct [Member] | Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization		$ 10,616	$ 9,178	$ 4,796

[1]	(1)Includes computer hardware acquired under capital leases of $104.3 million and $86.7 million as of December 31, 2016 and 2015, respectively.
[2]	(2)The net carrying amount of internally-developed software was $70.5 million and $69.6 million as of December 31, 2016 and 2015, respectively.